Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2026
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Schedule of Movement of Financial Assets

Movement of financial assets at fair value through profit or loss were shown below:

	2026	2025
	US$	US$
At the beginning of financial years	13,779,649	43,194,607
Additions	336,596,132	71,801,820
Disposal	(262,149,298)	(92,127,812)
Impairment loss recognized in profit or loss	—	(671,403)
Fair value loss recognized in profit or loss	(6,962,583)	(8,417,563)
At the end of financial year	81,263,900	13,779,649

Third Party [Member]
Financial Assets at Fair Value Through Profit or Loss [Line Items]
Schedule of Movement of Financial Assets

The financial assets at fair value through profit or loss held on third party exchange institutions are measured at fair value.

	2026	2025
	US$	US$
Listed equity securities	81,163,900	13,538,564
Unlisted equity securities (Note (a))	100,000	911,404
Listed futures contracts	—	1,005
Investments in funds	—	79
	81,263,900	14,451,052
Less: impairment on unlisted equity securities	—	(671,403)
	81,263,900	13,779,649

Note:

(a)

On August 8, 2023, the Company entered into the share purchase agreement to acquired 0.26% of equity interest of Gravity Markets Limited (“Gravity”) in return of US$100,001 in cash.

On December 22, 2023, the Company entered the sales and purchase agreement to acquire 40% equity interest of NextGen Digital Venture Limited (“NextGen”) in return of combination of 300,000 share purchase warrant at fair of US$411,403 and US$300,000 in cash. The Company does not have significant influence to NextGen as no representative of the Company on the board of directors or equivalent governing body of NextGen. Hence, the Company accounted NextGen as a financial asset at fair value through profit or loss.

On June 11, 2024, the Company entered the sales and purchase agreement to acquire 0.2% of equity interest of UXUY Limited for US$100,000.

(b)	They represented balance of financial assets at fair value through profit or loss attributable to the Company held in the investment account of which approximately $1,715,967, the Company is the beneficial owner while the account holder is the customer of the Company, HBLKF Venture Limited. Through the contractual arrangement, it provides a protective right to HBLKF Venture Limited for their derivative products entered with the Company.